NOTE 6 - NOTES PAYABLE: Schedule of Debt (Tables)	Mar. 31, 2023
March 31, 2023
Schedule of Debt

				Original	Balance at	Balance at
				Principal	March 31,	December 31,
Note	Issuance Date	Maturity Date	Interest Rate	Amount	2023	2022
Unsecured debt A	March 2019, March and June 2020	No due date	0%	$-	$866	$866
Unsecured debt B	February 22, 2022	February 15, 2023	10%	200,000	-	75,370
Secured debt C	October 7, 2022	October 7, 2023	12.99%	200,000	157,445	200,000
Unsecured debt D	March 20, 2023	August 17, 2024	10%	330,000	330,000	-
Total notes payable				$730,000	$488,311	$276,236
Debt discount and deferred financing costs				-	-	-
Total notes payable, net				$730,000	$488,311	$276,236

December 31, 2022
Schedule of Debt
				Original	Balance at	Balance at
				Principal	December 31,	December 31,
Note	Issuance Date	Maturity Date	Interest Rate	Amount	2022	2021
Unsecured debt A	March 2019, March and June 2020	No due date	0%	$-	$866	$866
Unsecured debt B	February 22, 2022	April 25, 2022	10%	200,000	75,370	-
Secured debt C	October 7, 2022	October 7, 2023	12.99%	200,000	200,000	-
Total notes payable				$400,000	$276,236	$866
Debt discount and deferred financing costs				-	-	-
Total notes payable, net				$400,000	$276,236	$866